Investment Risks	Jan. 28, 2026
RiverNorth/Oaktree High Income Fund | Fixed Income Risk
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Fixed Income Risk. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Below investment grade bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to below investment grade bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

Some of the related risks of fixed income securities include:

●	Credit Risk. The risk that the issuer of a fixed income security, or the counterparty to a transaction, may not be able to make interest and principal payments when due. If an issuer's, guarantor's or counterparty's financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

●	High Yield Securities/Junk Bond Risk. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The market for such securities may not be liquid at all times. In a relatively illiquid market, the Fund may not be able to acquire or dispose of such securities quickly and, as such, the Fund may experience adverse price movements upon liquidation of its investments.

●	Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. All U.S. government obligations are subject to interest rate risk.

●	Interest Rate Risk. The risk that the Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Any declines in interest rates could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Sub-Adviser.

●	Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

RiverNorth/Oaktree High Income Fund | Market Risk
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Market Risk. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, geopolitical events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

RiverNorth/Oaktree High Income Fund | Closed-End Fund Risk
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Closed-End Fund Risk. The Fund invests in closed-end investment companies or funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

RiverNorth/Oaktree High Income Fund | Borrowing Risk
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Borrowing Risk. The Fund may borrow amounts up to one-third of the value of its total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

RiverNorth/Oaktree High Income Fund | Convertible Security Risk
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Convertible Security Risk. The risk that the market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

RiverNorth/Oaktree High Income Fund | Currency Risk
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Currency Risk. To the extent that the Fund invests in securities denominated in, or whose issuers receive revenue in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

RiverNorth/Oaktree High Income Fund | Distressed and Defaulted Securities Risk
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Distressed and Defaulted Securities Risk. Investments, through loans or otherwise, in securities of financially distressed companies involve substantial risks. These risks are often greater than those associated with below investment grade securities because of the uncertainties of investing in the issuer undergoing the financial distress. These securities may present a substantial risk of default or may be in default at the time of investment. The Sub-Adviser’s judgments about the credit quality of the borrower or issuer and the relative value of its securities may prove to be wrong.

RiverNorth/Oaktree High Income Fund | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, tariffs, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

RiverNorth/Oaktree High Income Fund | Equity Risk
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Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock. Convertible stocks can also fluctuate based on the issuer’s credit rating or creditworthiness and may be subject to call or redemption by the issuer. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

RiverNorth/Oaktree High Income Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

RiverNorth/Oaktree High Income Fund | Floating Interest Rate Risk
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Floating Interest Rate Risk. Most of the loans to be purchased by the Fund will pay interest based on a floating interest rate such as the Secured Overnight Financing Rate (“SOFR”). A decline in such reference rate could negatively impact the expected return of the Fund’s portfolio.

RiverNorth/Oaktree High Income Fund | Foreign Investing Risk
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Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation, changes in tax policy, greater market volatility, less publicly available information, less stringent investor protections, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Trade disputes and the threat of, or actual imposition of, tariffs may also adversely impact the price of foreign securities. These risks may be heightened in connection with investments in emerging or developing countries.

RiverNorth/Oaktree High Income Fund | Investment Style Risk
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Investment Style Risk. The Fund is managed by allocating the Fund’s assets to three different strategies, investing in closed-end funds, high yield securities and senior or secured loans. This may cause the Fund to underperform funds that do not limit their investments to these three strategies during periods when these strategies underperform other types of investments.

RiverNorth/Oaktree High Income Fund | Large Shareholder Purchase and Redemption Risk
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Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Fund have entered into a fee deferral and/or expense reimbursement arrangement.

RiverNorth/Oaktree High Income Fund | Liquidity Risk
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Liquidity Risk. When there is little or no active trading market for specific types of investments, it can become more difficult to sell the investments in a timely manner at or near their perceived value. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also may refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s share price.

RiverNorth/Oaktree High Income Fund | Loans Risk
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Loans Risk. Secured loans hold senior positions in the capital structure of a business, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower. The secured loans in which the Fund will invest may be rated below investment grade or may also be unrated. Below investment grade quality instruments are those that, at the time of investment, are rated Ba1 or lower by Moody’s Investor Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, are determined by the Adviser or Sub-Adviser to be of comparable quality. As a result, the risks associated with secured loans are similar to the risks of below investment grade instruments, although secured loans are senior and secured in contrast to other below investment grade instruments, which are often subordinated or unsecured. Nevertheless, if a borrower under a secured loan arrangement defaults, becomes insolvent or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the secured loan or nothing at all. Secured loans are subject to a number of risks described elsewhere in this section, including credit risk, liquidity risk, below investment grade instruments risk and management risk.

Although the secured loans in which the Fund will invest will be secured by collateral, there can be no assurance that the Fund will have first-lien priority in such collateral or that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a secured loan. In the event of a decline in the value of the already pledged collateral, if the terms of a secured loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the secured loans. To the extent that a secured loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those secured loans that are under-collateralized involve a greater risk of loss.

In general, the secondary trading market for secured loans is not fully-developed. No active trading market may exist for certain secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

RiverNorth/Oaktree High Income Fund | Management Risk
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Management Risk. The risk that the Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser’s judgments will produce the desired results.

RiverNorth/Oaktree High Income Fund | Preferred Stock Risk
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Preferred Stock Risk. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock.

RiverNorth/Oaktree High Income Fund | Rule 144A Securities Risk
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Rule 144A Securities Risk. Investing in securities under Rule 144A of the Securities Act of 1933, as amended (“Rule 144A”), could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the Adviser or Sub-Adviser might wish to sell.

RiverNorth/Oaktree High Income Fund | Security Risk
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Risk [Text Block]	Security Risk. The risk that the value of the Fund may decrease in response to the activities and financial prospects of issuers of securities and loans in the Fund’s portfolio.
RiverNorth/Oaktree High Income Fund | Special Purpose Acquisition Companies Risks
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Special Purpose Acquisition Companies Risks. The Fund may invest in SPACs. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. The officers of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

RiverNorth/Oaktree High Income Fund | Tax Risk
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Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for federal tax purposes. Distributions may include ordinary income, capital gain, a return of capital, or some combination of the foregoing. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the Fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of municipal securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well.

RiverNorth/Oaktree High Income Fund | Underlying Fund Risk
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Underlying Fund Risk. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transaction costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. In addition, certain closed-end funds utilize leverage in their portfolios. This use of leverage could subject the closed-end fund, and indirectly, the Fund, to increased risks including increased volatility in the price of the closed-end fund shares.

RiverNorth/Oaktree High Income Fund | Valuation Risk
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Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an “over-the-counter” market, which may be anywhere in the world, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Additionally, fair valuation of the Fund’s investments involves subjective judgment, and the Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

RiverNorth/Oaktree High Income Fund | Variable and Floating Interest Rate Risk
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Variable and Floating Interest Rate Risk. Variable and floating rate securities may produce a leveraging effect or provide interest payments that vary inversely with market rates. Variable and floating rate securities may decline in value if interest rates in general or interest rates paid by them do not move as expected. Floating and variable rate securities may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may suffer a loss if there is no active secondary market for any particular floating or variable rate security.

RiverNorth/Oaktree High Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	The Fund’s returns will vary and you could lose money on your investment in the Fund.
RiverNorth/Oaktree High Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
RiverNorth/DoubleLine Strategic Income Fund | Fixed Income Risk
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Fixed Income Risk. The Fund may invest, directly or indirectly through Underlying Funds, in fixed income securities, including high yield securities, also known as “junk bonds”. Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk. Some of the related risks of fixed income securities include:

●	Credit Risk. The risk that the issuer of a fixed income security, or the counterparty to a transaction, may not be able to make interest and principal payments when due. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

●	High Yield Securities/Junk Bond Risk. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The market for such securities may not be liquid at all times. In a relatively illiquid market, the Fund may not be able to acquire or dispose of such securities quickly and, as such, the Fund may experience adverse price movements upon liquidation of its investments.

●	Interest Rate Risk. The risk that the Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Any declines in interest rates could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Sub-Adviser.

●	Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

RiverNorth/DoubleLine Strategic Income Fund | Market Risk
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Market Risk. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, geopolitical events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

RiverNorth/DoubleLine Strategic Income Fund | Closed-End Fund Risk
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Closed-End Fund Risk. The Fund invests in closed-end investment companies or funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Business development companies (“BDCs”) are a type of closed-end investment company that generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by closed-end funds and BDCs in which it invests, and of any performance based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund.

RiverNorth/DoubleLine Strategic Income Fund | Borrowing Risk
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Borrowing Risk. The Fund may borrow amounts up to one-third of the value of its total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.

RiverNorth/DoubleLine Strategic Income Fund | Convertible Security Risk
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Convertible Security Risk. The risk that the market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

RiverNorth/DoubleLine Strategic Income Fund | Currency Risk
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Currency Risk. To the extent that the Fund invests in securities denominated in, or whose issuers receive revenue in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

RiverNorth/DoubleLine Strategic Income Fund | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, tariffs, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

RiverNorth/DoubleLine Strategic Income Fund | Equity Risk
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Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock. Convertible stocks can also fluctuate based on the issuer’s credit rating or creditworthiness and may be subject to call or redemption by the issuer. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

RiverNorth/DoubleLine Strategic Income Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

RiverNorth/DoubleLine Strategic Income Fund | Foreign Investing Risk
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Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices, expropriation, changes in tax policy, greater market volatility, less publicly available information, less stringent investor protections, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

RiverNorth/DoubleLine Strategic Income Fund | Investment Style Risk
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Investment Style Risk. The Fund is managed by allocating the Fund’s assets to three different strategies, investing in closed-end funds, and fixed income instruments and high yield securities. This may cause the Fund to underperform funds that do not limit their investments to these three strategies during periods when these strategies underperform other types of investments.

RiverNorth/DoubleLine Strategic Income Fund | Large Shareholder Purchase and Redemption Risk
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Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

RiverNorth/DoubleLine Strategic Income Fund | Liquidity Risk
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Liquidity Risk. When there is little or no active trading market for specific types of investments, it can become more difficult to sell the investments in a timely manner at or near their perceived value. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also may refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s share price.

RiverNorth/DoubleLine Strategic Income Fund | Loans Risk
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Loans Risk. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

RiverNorth/DoubleLine Strategic Income Fund | Management Risk
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Management Risk. The risk that the Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser’s judgments will produce the desired results.

RiverNorth/DoubleLine Strategic Income Fund | Preferred Stock Risk
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Preferred Stock Risk. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock.

RiverNorth/DoubleLine Strategic Income Fund | Security Risk
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Risk [Text Block]	Security Risk. The risk that the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.
RiverNorth/DoubleLine Strategic Income Fund | Special Purpose Acquisition Companies Risks
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Special Purpose Acquisition Companies Risks. The Fund may invest in SPACs. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. The officers of a SPAC may operate multiple SPACs and could have conflicts of interest in determining to which SPAC a particular business opportunity should be presented. In such circumstances, there can be no assurance that a given business opportunity would be presented to the SPAC in which the Fund holds an investment.

RiverNorth/DoubleLine Strategic Income Fund | Tax Risk
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Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for federal tax purposes. Distributions may include ordinary income, capital gain, a return of capital, or some combination of the foregoing. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the Fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of municipal securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well.

RiverNorth/DoubleLine Strategic Income Fund | Underlying Fund Risk
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Underlying Fund Risk. The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions cost and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. In addition, certain closed-end funds utilize leverage in their portfolios. This use of leverage could subject the closed-end fund, and indirectly, the Fund, to increased risks including increased volatility in the price of the closed-end fund shares.

RiverNorth/DoubleLine Strategic Income Fund | Valuation Risk
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Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an “over-the-counter” market, which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Additionally, fair valuation of the Fund’s investments involves subjective judgment, and the Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

RiverNorth/DoubleLine Strategic Income Fund | Asset-Backed Securities Investment Risk
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Asset-Backed Securities Investment Risk. Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

RiverNorth/DoubleLine Strategic Income Fund | Defaulted Securities Risk
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Risk [Text Block]	Defaulted Securities Risk. Defaulted securities carry with them the risk of the uncertainty of repayment and obligations of the distressed issuers.
RiverNorth/DoubleLine Strategic Income Fund | Exchange-Traded Note Risk
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Exchange-Traded Note Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. There may be restrictions on the Fund’s right to redeem its investment in an ETN, and there may be limited availability of a secondary market.

RiverNorth/DoubleLine Strategic Income Fund | Bank Loans Risk
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Bank Loans Risk. The Fund may invest in bank loans and other senior debt instruments. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The loans in which the Fund may invest are subject to the risk of loss of principal and income. Although the Fund’s loan investments will generally be in the senior position of the borrower’s capital structure, the borrowers of loans in which the Fund invests are likely to be highly leveraged. A borrower’s leverage may adversely impact the Fund in a number of ways, such as creating a greater possibility of default or bankruptcy. While borrowers frequently provide collateral to secure repayment of loan obligations, they do not always do so. If a borrower does provide collateral, the value of the collateral may not completely cover its obligations at the time of a default. If a borrower files for bankruptcy protection from its creditors, the Fund’s rights to collateral may be limited by applicable law. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. In addition, investments in bank loans may not be securities and may not have the protections of the federal securities laws.

RiverNorth/DoubleLine Strategic Income Fund | Mortgage-Backed Securities Risk
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Mortgage-Backed Securities Risk. Mortgage-backed securities have several risks, including:

●	Credit and Market Risks of Mortgage-Backed Securities: The mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

●	Prepayment Risk of Mortgage-Backed Securities: In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

●	Extension Risk of Mortgage-Backed Securities: In times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

●	Inverse Floater, Interest- and Principal-Only Securities Risk: These securities are extremely sensitive to changes in interest rates and prepayment rates.

●	Illiquidity of Mortgage Markets: The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

RiverNorth/DoubleLine Strategic Income Fund | Municipal Securities Risk
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Municipal Securities Risk. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

RiverNorth/DoubleLine Strategic Income Fund | Rating Agency Risk
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Rating Agency Risk. Ratings agencies such as S&P, Moody’s or other nationally recognized statistical rating organizations (“NRSROs”) provide ratings on debt securities based on their analyses of information they deem relevant. Ratings are opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security.

RiverNorth/DoubleLine Strategic Income Fund | REIT Risk
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REIT Risk. The value of equity REITs may be affected by changes in the value and vacancy rate of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Mortgage REITs are also subject to prepayment risk. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

RiverNorth/DoubleLine Strategic Income Fund | Structured Notes Risk
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Structured Notes Risk. Structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, and the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of the imbedded derivative features, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

RiverNorth/DoubleLine Strategic Income Fund | U.S. Government Securities Risk
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U.S. Government Securities Risk. There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

RiverNorth/DoubleLine Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns will vary and you could lose money on your investment in the Fund.
RiverNorth/DoubleLine Strategic Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.